EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
17.	EARNINGS PER SHARE

The following table sets forth the calculation of basic and diluted earnings per common share using the two-class method:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
	(Dollars in thousands, except share and per share data)
		As restated	As restated
Numerator
Net income	$22,798	$60,184	$53,940
Less:
Dividends declared and paid to shareholders	(41,388)	(41,392)	(30,531)
Dividend equivalents paid to vested RSUs and SARs	(1,054)	(1,426)	(940)
Net income attributable to common shareholders	$(19,644)	$17,366	$22,469
Denominator
Weighted average shares outstanding-Basic	41,222,690	41,405,211	34,129,880
Dilutive common equivalent shares:
RSUs	7,950	48,674	102,914
SARs	84,509	73,699	10,662
Weighted average shares outstanding-Diluted	41,315,149	41,527,584	34,243,456
Earnings per share:
Basic
Distributed earnings	$1.00	$1.00	$0.89
Undistributed income (excess distribution)	$(0.48)	$0.42	$0.66
Basic earnings per share	$0.52	$1.42	$1.55
Diluted
Distributed earnings	$1.00	$1.00	$0.89
Undistributed income (excess distribution)	$(0.48)	$0.42	$0.66
Diluted earnings per share	$0.52	$1.42	$1.55

Basic earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by dividing net income available to common shareholders by the sum of the weighted average number of common shares outstanding and the potential number of dilutive common shares outstanding during the period, excluding the effect of any anti-dilutive securities.

SARs and RSUs granted by the Company that contain non-forfeitable rights to receive dividend equivalents are deemed participating securities (see Note 16). Net income available to common shareholders is determined by reducing the Company's net income for the period by dividend equivalents paid on vested RSUs and SARs during the period.